Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS—73.9%
AUSTRALIA—9.6%
Australia & New Zealand Banking Group Ltd., (fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2032(a)	AUD	900,000	$ 600,483
Commonwealth Bank of Australia
(fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2032(a)(b)		4,000,000	2,754,594
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2038(a)		7,500,000	5,117,805
Emeco Pty. Ltd., 6.25%, 07/10/2026(a)		1,000,000	636,368
Macquarie Bank Ltd., 3.62%, 06/03/2030(b)		$6,845,000	6,040,388
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		6,850,000	7,005,244
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(b)	AUD	5,000,000	3,368,172
6.43%, 01/12/2033(b)		$2,000,000	2,113,574
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(a)	AUD	1,500,000	1,009,308
NBN Co. Ltd., 6.00%, 10/06/2033(a)(b)		$1,300,000	1,398,113
Qantas Airways Ltd., 5.25%, 09/09/2030(a)(b)	AUD	2,270,000	1,441,876
QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025(b)(c)		$4,000,000	3,938,105
Santos Finance Ltd., 4.13%, 09/14/2027(a)(b)		9,100,000	8,624,070
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(b)	AUD	23,600,000	12,833,412
Westpac Banking Corp.
4.11%, 04/15/2025	SGD	250,000	186,114
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2033(a)	AUD	5,000,000	3,408,337
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2038(a)(b)		7,600,000	5,286,735
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2038(a)		10,000,000	7,038,843
Total Australia			72,801,541
BAHRAIN—0.3%
Bapco Energies BSCC, 7.50%, 10/25/2027(b)		$2,500,000	2,609,555
	Principal Amount		Value

CHINA—12.6%
Central China Real Estate Ltd.
7.75%, 05/24/2024(a)(b)(d)		$3,500,000	$ 159,250
7.25%, 04/28/2025(a)(d)(e)		190,000	8,803
7.65%, 08/27/2025(a)(d)(e)		1,110,000	44,400
7.90%, 11/07/2025(a)(d)(e)		800,000	36,000
Central Huijin Investment Ltd., Series 2020-4, 3.02%, 03/13/2025	CNY	30,000,000	4,205,206
China Construction Bank Corp., Series 2021-1, 3.45%, 08/10/2031(a)		50,000,000	7,090,735
China Evergrande Group, 8.75%, 06/28/2025(a)(b)(d)(f)		$12,500,000	109,375
China Oil & Gas Group Ltd., 4.70%, 06/30/2026(a)(b)		5,695,000	5,262,547
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/2025(a)(b)(d)		1,300,000	112,242
Country Garden Holdings Co. Ltd.
7.25%, 04/08/2026(a)(b)(d)(f)		3,277,000	253,967
3.30%, 01/12/2031(a)(b)(d)(f)		2,522,000	192,303
ENN Clean Energy International Investment Ltd.
3.38%, 05/12/2026(a)(b)		2,426,000	2,291,729
3.38%, 05/12/2026(a)(b)		3,000,000	2,833,960
Far East Horizon Ltd., 4.25%, 10/26/2026(b)		3,670,000	3,358,288
Geely Automobile Holdings Ltd., (fixed rate to 12/09/2024, variable rate thereafter), 4.00%, 12/09/2024(b)(c)		5,500,000	5,378,999
GLP China Holdings Ltd., 2.95%, 03/29/2026(b)		3,962,000	2,735,671
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/2027(b)		7,500,000	7,012,500
Industrial & Commercial Bank of China Ltd.
Series 2020-2, 4.15%, 11/16/2030(a)	CNY	50,000,000	7,155,494
Series 2022-1, 3.28%, 01/20/2032(a)		30,000,000	4,243,570
Kaisa Group Holdings Ltd.
10.88%, 07/23/2023(a)(b)(d)(f)		$1,211,000	33,303
9.75%, 09/28/2023(a)(b)(d)(f)		700,000	19,250
Lenovo Group Ltd., 6.54%, 07/27/2032(a)(b)		5,600,000	5,977,711
Logan Group Co. Ltd.
6.50%, 07/16/2023(a)(b)(d)(f)		7,800,000	777,894
5.25%, 10/19/2025(a)(b)(d)(f)		7,800,000	775,476
Meituan, 3.05%, 10/28/2030(a)(b)		3,500,000	2,981,584
SCIENCE CITY GZ INV Group, 6.80%, 08/05/2025		7,430,000	7,430,000
Shandong Iron & Steel Xinheng International Co. Ltd., 4.80%, 07/28/2024(b)		2,040,000	2,009,627
Shimao Group Holdings Ltd.
6.13%, 02/21/2024(a)(b)(d)(f)		4,400,000	202,400
5.60%, 07/15/2026(a)(b)(d)(f)		2,800,000	127,820

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
CHINA (continued)
Shui On Development Holding Ltd., 5.50%, 03/03/2025(a)(b)	$2,000,000	$ 1,400,997
Sunac China Holdings Ltd.
6.00%, 09/30/2025(a)(b)	669,904	87,422
6.00%, 09/30/2026(a)(b)	60,824	7,938
6.25%, 09/30/2027(a)(b)	730,728	86,708
6.50%, 09/30/2027(a)(b)	1,461,457	142,492
6.75%, 09/30/2028(a)(b)	2,192,186	191,816
7.00%, 09/30/2029(a)(b)	2,192,186	169,894
7.25%, 09/30/2030(a)(b)	1,029,757	72,598
1.00%, 09/30/2032(a)(b)	903,278	45,164
Tencent Holdings Ltd., 3.84%, 04/22/2051(a)(b)	5,200,000	3,912,628
Times China Holdings Ltd., 6.20%, 03/22/2026(a)(b)(d)(f)	7,100,000	230,750
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/2029(b)	7,240,000	4,045,350
Wanda Properties Global Co. Ltd., 11.00%, 01/20/2025(b)	2,700,000	2,174,850
Weibo Corp., 3.38%, 07/08/2030(a)	6,000,000	5,204,640
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/2025(a)(b)(d)(f)	7,000,000	542,500
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(b)(d)(f)	4,000,000	30,000
7.10%, 09/10/2024(a)(b)(d)(f)	1,000,000	9,460
6.63%, 01/07/2026(a)(b)(d)(f)	10,457,000	96,309
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/2026(a)(b)	4,156,000	3,871,231
Total China		95,142,851
FRANCE—0.7%
BNP Paribas SA, (fixed rate to 08/14/2028, variable rate thereafter), 8.50%, 08/14/2028(b)(c)	5,240,000	5,425,800
HONG KONG—6.1%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)	5,000,000	5,177,291
CAS Capital No. 1 Ltd., (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(b)(c)	7,000,000	6,060,040
Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/2033(a)(b)	2,500,000	2,461,625
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(b)	15,500,000	16,765,336
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(b)	980,000	1,137,839
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)(b)	4,500,000	4,192,735
NWD Finance BVI Ltd., (fixed rate to 03/22/2026, variable rate thereafter), 5.25%, 03/22/2026(b)(c)	6,900,000	4,526,400
	Principal Amount		Value

Phoenix Lead Ltd., 4.85%, 08/23/2024(b)(c)		$3,100,000	$ 2,483,100
Prudential Funding Asia PLC, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 11/03/2033(a)(b)		3,600,000	3,178,152
Total Hong Kong			45,982,518
INDIA—16.0%
Axis Bank Ltd./Gandhinagar, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(b)(c)		10,100,000	9,271,465
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/2024(b)		4,173,000	4,157,602
4.75%, 02/02/2026(b)		1,200,000	1,157,955
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)(b)		8,206,000	8,083,731
HDFC Bank Ltd.
Series Q003, 7.90%, 08/24/2026	INR	100,000,000	1,196,107
Series 1, 7.95%, 09/21/2026		750,000,000	9,012,716
Series AB1, 7.69%, 01/27/2033		660,000,000	7,882,669
ICICI Bank Ltd., 9.15%, 08/06/2024		250,000,000	3,033,040
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(e)		$7,072,000	6,524,053
Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	INR	100,000,000	1,163,547
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028		50,000,000	622,187
JSW Infrastructure Ltd., 4.95%, 01/21/2029(a)(b)		$3,420,000	3,207,959
National Highways Authority of India, Series 5, 7.70%, 09/13/2029	INR	150,000,000	1,805,641
NTPC Ltd.
Series 60, 8.05%, 05/05/2026		50,000,000	604,385
Series 61-B, 8.10%, 05/27/2026		250,000,000	3,025,320
Periama Holdings LLC, 5.95%, 04/19/2026(b)		$3,280,000	3,235,064
Power Finance Corp. Ltd.
Series 125, 8.65%, 12/28/2024	INR	400,000,000	4,834,448
Series 130C, 8.39%, 04/19/2025		250,000,000	3,017,516
6.15%, 12/06/2028(b)		$7,112,000	7,375,634
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,837,133
Series LIII, 8.13%, 04/25/2028		500,000,000	6,160,644
REC Ltd.
Series 180A, 8.10%, 06/25/2024		150,000,000	1,805,916
Series 123, 9.34%, 08/25/2024		150,000,000	1,813,747
5.63%, 04/11/2028(b)		$3,443,000	3,473,815
Reliance Industries Ltd., 4.13%, 01/28/2025(b)		4,800,000	4,741,645
Shriram Finance Ltd.
4.40%, 03/13/2024(b)		8,000,000	7,967,200
6.63%, 04/22/2027(b)		5,000,000	5,037,500

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDIA (continued)
State of Maharashtra, 7.20%, 08/09/2027	INR	300,000,000	$ 3,575,448
UPL Corp. Ltd.
(fixed rate to 02/27/2025, variable rate thereafter), 5.25%, 02/27/2025(b)(c)		$850,000	689,137
4.50%, 03/08/2028(b)		3,541,000	3,210,102
4.63%, 06/16/2030(b)		1,327,000	1,138,177
Total India			120,661,503
INDONESIA—3.7%
Bank Mandiri Persero Tbk. PT
4.75%, 05/13/2025(b)		2,198,000	2,179,954
5.50%, 04/04/2026(b)		2,216,000	2,221,322
Bank Negara Indonesia Persero Tbk. PT, (fixed rate to 03/24/2027, variable rate thereafter), 4.30%, 03/24/2027(b)(c)		1,430,000	1,286,876
Bank Rakyat Indonesia Persero Tbk. PT, Series OB, 8.25%, 08/24/2024	IDR	10,000,000,000	638,973
Bank Tabungan Negara Persero Tbk. PT, 4.20%, 01/23/2025(b)		$7,300,000	7,126,642
LLPL Capital Pte. Ltd., 6.88%, 02/04/2039(b)(e)		4,928,175	4,721,204
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/2026(a)(b)		3,506,000	3,488,472
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(b)		2,892,000	2,888,573
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048(b)		3,129,000	3,127,952
Total Indonesia			27,679,968
ISRAEL—0.2%
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/2029(a)		1,200,000	1,294,338
KAZAKHSTAN—0.9%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(b)	KZT	3,265,000,000	6,558,869
KUWAIT—0.5%
MEGlobal Canada ULC, 5.00%, 05/18/2025(b)		$3,659,000	3,609,018
MACAO—2.3%
MGM China Holdings Ltd., 5.88%, 05/15/2026(a)(b)		3,500,000	3,426,780
Sands China Ltd., 5.65%, 08/08/2028(a)		5,900,000	5,791,052
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		3,500,000	2,988,125
Wynn Macau Ltd., 5.50%, 10/01/2027(a)(b)		6,000,000	5,641,212
Total Macao			17,847,169
	Principal Amount		Value

MALAYSIA—1.9%
DRB-Hicom Bhd. IMTN, 5.10%, 12/12/2029	MYR	5,000,000	$ 1,053,802
Malayan Banking Bhd. IMTN, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024(c)(f)		5,000,000	1,056,068
Pengerang LNG Two Sdn Bhd.
IMTN, 2.86%, 10/20/2028		5,000,000	1,009,498
IMTN, 2.92%, 10/19/2029		5,000,000	1,002,151
Petroleum Sarawak Exploration & Production Sdn Bhd. IMTN, 4.10%, 03/19/2031		10,000,000	2,129,466
Petroliam Nasional Bhd., 7.63%, 10/15/2026(b)		$2,000,000	2,134,680
Petronas Capital Ltd., 3.50%, 04/21/2030(a)(b)		2,300,000	2,130,905
Press Metal Aluminium Holdings Bhd. IMTN, 4.00%, 08/15/2025	MYR	5,000,000	1,058,361
Tenaga Nasional Bhd., 7.50%, 01/15/2096(b)		$2,700,000	2,658,014
Total Malaysia			14,232,945
PHILIPPINES—3.7%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(b)(c)		6,800,000	5,392,976
Globe Telecom, Inc., (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(b)(c)		4,097,000	3,902,032
ICTSI Treasury BV, 5.88%, 09/17/2025(b)		7,000,000	7,003,500
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(b)		5,200,000	4,747,532
Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024(b)(c)		7,000,000	6,945,330
Total Philippines			27,991,370
SAUDI ARABIA—0.4%
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044(b)		2,976,000	2,890,892
SINGAPORE—2.1%
DBS Group Holdings Ltd.
(fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025(b)(c)		2,300,000	2,233,858
5.48%, 09/12/2025(b)		2,820,000	2,850,136
GLP Pte. Ltd., (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(b)(c)		4,538,000	1,774,812
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/2024(b)		3,900,000	3,878,616
Vena Energy Capital Pte. Ltd., 3.13%, 02/26/2025(b)		5,100,000	4,950,171
Total Singapore			15,687,593

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
SOUTH KOREA—4.1%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(b)	$10,100,000	$ 9,506,827
Kookmin Bank, 2.50%, 11/04/2030(b)	2,000,000	1,663,229
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(b)	5,900,000	5,694,031
SK Hynix, Inc.
2.38%, 01/19/2031(b)	4,000,000	3,309,235
6.50%, 01/17/2033(b)	5,400,000	5,771,727
Tongyang Life Insurance Co. Ltd., (fixed rate to 09/22/2025, variable rate thereafter), 5.25%, 09/22/2025(b)(c)	5,100,000	4,790,838
Total South Korea		30,735,887
SWITZERLAND—0.4%
UBS Group AG
(fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(b)(c)	1,200,000	1,283,627
(fixed rate to 11/13/2033, variable rate thereafter), 9.25%, 11/13/2033(b)(c)	1,600,000	1,743,057
Total Switzerland		3,026,684
THAILAND—1.3%
Bangkok Bank PCL
9.03%, 03/15/2029(b)	1,200,000	1,384,744
(fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2034(a)(b)	6,900,000	6,126,897
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059(b)	3,342,000	2,575,034
Total Thailand		10,086,675
UNITED ARAB EMIRATES—2.0%
DP World Ltd., 6.85%, 07/02/2037(b)	2,700,000	2,906,113
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(b)(e)	7,237,000	5,877,289
MAF Global Securities Ltd.
(fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(b)(c)	5,000,000	4,915,627
(fixed rate to 06/30/2027, variable rate thereafter), 7.88%, 06/30/2027(b)(c)	1,500,000	1,543,875
Total United Arab Emirates		15,242,904
UNITED KINGDOM—2.8%
HSBC Holdings PLC, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(c)	8,200,000	8,534,486
	Principal Amount		Value

Standard Chartered PLC
4.05%, 04/12/2026(b)		$5,000,000	$ 4,880,380
(fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2029(a)(b)		7,276,000	7,485,297
Total United Kingdom			20,900,163
UNITED STATES—1.8%
Hyundai Capital America
6.38%, 04/08/2030(a)(b)		5,100,000	5,429,734
5.40%, 01/08/2031(a)(b)		2,800,000	2,853,800
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(a)(b)		4,900,000	5,142,067
Total United States			13,425,601
VIETNAM—0.5%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(b)(e)		3,975,071	3,725,795
Total Corporate Bonds			557,559,639
GOVERNMENT BONDS—66.0%
ANGOLA—1.4%
Angola Government International Bonds, 9.50%, 11/12/2025(b)		11,000,000	10,780,440
AUSTRALIA—0.3%
Queensland Treasury Corp., 3.50%, 08/21/2030(b)	AUD	300,000	189,417
Treasury Corp. of Victoria, 2.25%, 11/20/2040		5,000,000	2,195,996
Total Australia			2,385,413
BRAZIL—2.7%
Brazil Notas do Tesouro Nacional
Series NTNF, 10.00%, 01/01/2029	BRL	73,000,000	14,597,349
Series NTNF, 10.00%, 01/01/2033		30,000,000	5,866,963
Total Brazil			20,464,312
COLOMBIA—1.0%
Colombia TES,Series B, 10.00%, 07/24/2024	COP	28,000,000,000	7,177,134
DOMINICAN REPUBLIC—0.6%
Dominican Republic International Bonds, 13.63%, 02/03/2033(a)(b)	DOP	219,950,000	4,493,780
EGYPT—0.1%
Egypt Government International Bonds, 7.60%, 03/01/2029(b)		$1,400,000	1,030,602
HONG KONG—0.5%
Airport Authority, 4.88%, 01/12/2033(a)(b)		1,350,000	1,381,203
Hong Kong Government International Bonds
5.25%, 01/11/2053(b)		1,660,000	1,795,604
5.25%, 01/11/2053(b)		700,000	757,183
Total Hong Kong			3,933,990
INDIA—10.7%
Export-Import Bank of India, 5.50%, 01/18/2033(b)		2,500,000	2,538,855

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
INDIA (continued)
India Government Bonds
5.22%, 06/15/2025	INR	533,000,000	$ 6,262,207
6.79%, 05/15/2027		325,000,000	3,878,400
7.17%, 01/08/2028		550,000,000	6,618,532
7.26%, 01/14/2029		1,340,000,000	16,241,223
9.20%, 09/30/2030		9,590,000	127,728
7.26%, 02/06/2033		270,000,000	3,268,205
6.19%, 09/16/2034		500,000,000	5,542,361
7.54%, 05/23/2036		721,000,000	8,871,102
7.41%, 12/19/2036		733,000,000	8,941,380
7.40%, 09/19/2062		1,500,000,000	18,185,191
Total India			80,475,184
INDONESIA—19.4%
Indonesia Government International Bonds
8.50%, 10/12/2035(b)		$9,880,000	12,788,829
7.75%, 01/17/2038(b)		6,000,000	7,474,943
5.35%, 02/11/2049		2,670,000	2,681,244
Indonesia Treasury Bonds
Series FR77, 8.13%, 05/15/2024	IDR	50,000,000,000	3,181,622
Series FR64, 6.13%, 05/15/2028		271,570,000,000	17,067,951
Series FR71, 9.00%, 03/15/2029		200,000,000,000	14,025,349
Series FR78, 8.25%, 05/15/2029		240,000,000,000	16,367,300
Series FR82, 7.00%, 09/15/2030		65,000,000,000	4,210,871
Series FR87, 6.50%, 02/15/2031		21,000,000,000	1,318,156
Series FR73, 8.75%, 05/15/2031		300,000,000,000	21,299,240
Series FR54, 9.50%, 07/15/2031		16,000,000,000	1,187,843
Series FR96, 7.00%, 02/15/2033		365,606,000,000	23,782,693
Series FR72, 8.25%, 05/15/2036		150,000,000,000	10,687,357
Series FR79, 8.38%, 04/15/2039		98,500,000,000	7,132,698
Series FR83, 7.50%, 04/15/2040		44,000,000,000	2,956,309
Total Indonesia			146,162,405
IVORY COAST—0.7%
Ivory Coast Government International Bonds, 8.25%, 01/30/2037(b)(e)		$5,000,000	4,967,500
	Principal Amount		Value

MALAYSIA—5.2%
Malaysia Government Bonds
Series 0417, 3.90%, 11/16/2027	MYR	26,550,000	$ 5,680,984
Series 0513, 3.73%, 06/15/2028		17,500,000	3,717,910
Series 0322, 4.50%, 04/30/2029		7,000,000	1,539,279
Series 0220, 2.63%, 04/15/2031		46,000,000	9,046,236
Series 0419, 3.83%, 07/05/2034		7,000,000	1,475,083
Series 0519, 3.76%, 05/22/2040		9,793,000	1,988,952
Series 0222, 4.70%, 10/15/2042		16,500,000	3,762,628
Series 0518, 4.92%, 07/06/2048		30,500,000	7,132,514
Series 0120, 4.07%, 06/15/2050		14,800,000	3,063,643
Malaysia Government Investment Issue,Series 0121, 3.45%, 07/15/2036		8,200,000	1,644,403
Total Malaysia			39,051,632
MEXICO—3.9%
Mexico Bonos
Series M 20, 10.00%, 12/05/2024	MXN	50,000,000	2,887,226
Series M 20, 8.50%, 05/31/2029		469,000,000	26,551,643
Total Mexico			29,438,869
MONGOLIA—0.3%
Mongolia Government International Bonds, 8.65%, 01/19/2028(b)		$2,400,000	2,515,055
NIGERIA—1.7%
Nigeria Government International Bonds, 8.75%, 01/21/2031(b)		14,100,000	13,026,708
PAKISTAN—2.2%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/2029(b)		6,245,000	5,144,319
Pakistan Government International Bonds
8.25%, 04/15/2024(b)		7,495,000	7,302,004
8.25%, 09/30/2025(b)		2,709,000	2,356,830
7.38%, 04/08/2031(b)		2,355,000	1,530,043
Total Pakistan			16,333,196
PHILIPPINES—6.1%
Philippines Government Bonds
Series 1069, 6.75%, 09/15/2032	PHP	1,118,370,000	20,663,375
Series 1071, 6.63%, 08/17/2033		148,140,000	2,725,426
Series 25-6, 9.25%, 11/05/2034		435,710,000	9,572,447
Series 25-7, 8.00%, 09/30/2035		260,310,000	5,284,696

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
PHILIPPINES (continued)
Philippines Government International Bonds
4.20%, 03/29/2047		$2,570,000	$ 2,169,718
5.50%, 01/17/2048		5,200,000	5,280,318
Total Philippines			45,695,980
SOUTH KOREA—7.1%
Export-Import Bank of Korea, 5.13%, 01/11/2033		4,884,000	5,025,620
Industrial Bank of Korea, 5.13%, 10/25/2024(b)		2,500,000	2,498,191
Korea Electric Power Corp.
5.38%, 07/31/2026(b)		5,000,000	5,054,111
5.13%, 04/23/2034(b)		5,200,000	5,278,473
Korea Housing Finance Corp., 4.63%, 02/24/2033(b)		5,000,000	4,883,950
Korea Treasury Bonds
Series 2709, 3.13%, 09/10/2027	KRW	14,500,000,000	10,816,845
Series 5203, 2.50%, 03/10/2052		31,500,000,000	20,339,822
Total South Korea			53,897,012
UKRAINE—0.6%
Ukraine Government Bonds, 15.84%, 02/26/2025(f)	UAH	210,000,000	4,402,516
URUGUAY—1.5%
Uruguay Government International Bonds, 8.25%, 05/21/2031	UYU	474,024,434	11,403,454
Total Government Bonds			497,635,182
SHORT-TERM INVESTMENT—1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(g)		13,407,981	13,407,981
Total Short-Term Investment			13,407,981
Total Investments (Cost $1,200,138,504)—141.7%			1,068,602,802
Long Term Debt Securities			(326,000,000)
Other Assets in Excess of Liabilities—1.5%			11,490,847
Net Assets—100.0%			$754,093,649

(a)	The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Security is in default.
(e)	Sinkable security.
(f)	Illiquid security.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso

At January 31, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 year	605	3/19/2024	$50,905,856	$51,540,479	$634,623
U.S. Treasury Bond	220	3/19/2024	26,938,906	28,428,125	1,489,219
United States Treasury Notes 5 Year	300	3/28/2024	32,023,567	32,517,188	493,621
					$2,617,463
Short Contract Positions
United States Treasury Notes 10 Year	(254)	3/19/2024	$(28,474,633)	$(28,531,344)	$(56,711)
					$2,560,752

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/23/2024	State Street Bank & Trust Co.	AUD	51,416,956	USD	35,000,000	$33,754,954	$(1,245,046)
Chinese Yuan Renminbi Offshore/United States Dollar
03/27/2024	Citibank N.A.	CNH	268,216,790	USD	37,464,217	37,440,358	(23,859)
Singapore Dollar/United States Dollar
03/21/2024	Royal Bank of Canada	SGD	47,856,368	USD	36,156,217	35,751,381	(404,836)
South Korean Won/United States Dollar
02/07/2024	Citibank N.A.	KRW	7,620,635,688	USD	5,791,060	5,721,628	(69,432)
04/26/2024	UBS AG	KRW	4,338,028,696	USD	3,264,502	3,269,074	4,572
Thai Baht/United States Dollar
02/01/2024	Citibank N.A.	THB	911,033,940	USD	25,874,001	25,679,203	(194,798)
02/01/2024	UBS AG	THB	57,420,000	USD	1,667,813	1,618,490	(49,323)
04/19/2024	BNP Paribas S.A.	THB	969,473,312	USD	27,287,286	27,496,614	209,328
						$170,731,702	$(1,773,394)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indonesian Rupiah
02/29/2024	Citibank N.A.	USD	14,916,480	IDR	231,490,181,000	$14,675,737	$240,743
United States Dollar/Malaysian Ringgit
03/04/2024	BNP Paribas S.A.	USD	12,969,128	MYR	60,426,410	12,799,978	169,150
03/04/2024	Standard Chartered Bank	USD	1,628,646	MYR	7,539,000	1,596,968	31,678
United States Dollar/Philippine Peso
03/13/2024	Citibank N.A.	USD	1,723,546	PHP	96,329,000	1,716,931	6,615
03/13/2024	UBS AG	USD	19,042,410	PHP	1,059,670,141	18,887,151	155,259
United States Dollar/South Korean Won
02/07/2024	Citibank N.A.	USD	2,846,977	KRW	3,701,041,000	2,778,768	68,209
02/07/2024	UBS AG	USD	2,936,775	KRW	3,919,594,688	2,942,860	(6,085)
United States Dollar/Thai Baht
02/01/2024	BNP Paribas S.A.	USD	27,117,556	THB	968,453,940	27,297,693	(180,137)
						$82,696,086	$485,432
Unrealized appreciation on forward foreign currency exchange contracts							$885,554
Unrealized depreciation on forward foreign currency exchange contracts							$(2,173,516)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2024, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	25,000,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$794,295	$794,295
USD	20,000,000	03/17/2030	Citigroup	Receive	12-month SOFR	3.46%	Annually	-	457,685	457,685
USD	20,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	572,838	572,838
USD	35,000,000	07/13/2033	Citigroup	Receive	12-month SOFR	3.71%	Annually	-	(25,107)	(25,107)
								$-	$1,799,711	$1,799,711
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,000,000	07/13/2033	Citigroup	Pay	12-month SOFR	3.71%	Annually	$(254,211)	$4,936	$259,147
USD	10,000,000	07/13/2033	Citigroup	Pay	12-month SOFR	3.71%	Annually	(643,255)	129,701	772,956
USD	7,000,000	07/13/2033	Citigroup	Pay	12-month SOFR	3.71%	Annually	(429,538)	36,333	465,871
								$(1,327,004)	$170,970	$1,497,974
								$(1,327,004)	$1,970,681	$3,297,685

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
9

Notes to Portfolio of Investments  (concluded)
January 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10